Goodwill - Additional Information (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) reporting_unit	Dec. 31, 2015 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Number of reporting units | reporting_unit	1
Goodwill impairment | $	$ 0	$ 0